SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments, Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value of Financial Instruments
Earnout liability, short-term	$ 81,930	$ 33,646
Earnout liability, long-term	1,400,082	3,281,238
Impairment of intangible assets	11,958,882	5,793,409
Outstanding litigation bonds in Germany	0	$ 1,748,311
Clouding IP, LLC
Fair Value of Financial Instruments
Earnout liability, short-term	81,930
Earnout liability, long-term	1,400,082
Gain on exchange in fair value adjustment	1,832,872
Impairment of intangible assets	$ 3,089,983